Document and Entity Information	Mar. 18, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity File Number	1-3457
Entity Central Index Key	0000006879
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-0124790
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false